INTANGIBLE ASSETS, NET - Estimated Future Amortization of Favorable Contracts (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Finite-Lived Intangible Assets [Line Items]
Net book value	$ 13,867
Favorable Contract Intangible Assets
Finite-Lived Intangible Assets [Line Items]
2023	2,982
2024	1,010
2025	1,007
2026	1,007
2027 and thereafter	1,246
Net book value	$ 7,252